Other Stock Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	83,000	4,000
Dividend Reinvestment And Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount shareholders can partake in the DRIP plan	$ 40,000
Number of shares issued under the Dividend Reinvestment and Stock Purchase Plan	24,905	25,077	48,316
Shares of stock available for issuance under the DRIP Plan	366,815
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of monthly retainer fee paid in shares of common stock	40.00%
Stock vested during the period, fair market value	0	161,338	0
Shares available for issuance	85,264
Value of shares issued under the plan	95,667	97,133	94,350
Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	15,003
Percentage of officers' annually salary expected to be held in company stock	50.00%
Minimum percentage of performance bonus in stock	50.00%
Shares issued under the plan	4,022	1,640	1,549
Value of shares issued under the plan	$ 72,580	$ 30,763	$ 24,160
Minimum [Member] | Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of officers' annually salary expected to be held in company stock	50.00%